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                                 Eiseman Levine
                             Lehrhaupt & Kakoyiannis
                           A Professional Corporation
                                805 Third Avenue
                            New York, New York 10022
                            Telephone (212) 752-1000
                            Facsimile (212) 355-4608


                               September 21, 2006



VIA EDGAR
United States Securities and Exchange Commission
Division of Corporate Finance (Mail Stop 3561)
100 F Street, N.E.
Washington, D.C. 20549
Attention:    Jay Williamson and Carlton Tartar

                      Re:   Alpha Security Group Corporation
                            Amendment No. 2 on Form S-1
                            Registration Statement
                            SEC File No. 33-127999

Dear Mr. Williamson and Mr. Tartar:

                  On behalf of our client, Alpha Security Group Corporation (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 2 on Form S-1 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's comment letter, dated February 24, 2006, (the headings and numbered paragraphs correspond to the headings and numbered paragraphs in the Staff's comment letter):

General

                  1. In response to the staff's comment, the Company will agree contractually with the underwriters as part of the underwriting agreement that the Company will not amend or modify any portion of provisions (A) through (E) of Article Sixth of the Company's Certificate of Incorporation. Below is the section of the underwriting agreement that the Company and the underwriters propose to incorporate into the underwriting agreement:

                  "3.__ Amendments to Certificate of Incorporation. The Company covenants and agrees, that during the period from the effectiveness of the registration statement filed in connection with the Company's initial public offering of securities up to and including the first to occur of: (a) the closing of a Business Combination or (b) the Termination Date (defined below), it will not seek to amend or modify any of the following provisions (A) - (E) of Article Sixth of its certificate of incorporation.


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United States Securities and Exchange Commission
Division of Corporate Finance
September 21, 2006
Page 2


                  3.__.1 The Company acknowledges that the purchasers of the Firm Units and the Option Units in the Offering shall be deemed to be third party beneficiaries of this Agreement.

                  3.__.2 The Representative and the Company specifically agree that they will not waive or amend this Section 3.__ in any way."

                  Additionally, we have added the following disclosure under the section entitled "Description of Securities" under a new heading "Amendments to Our Certificate of Incorporation":

"AMENDMENTS TO OUR CERTIFICATE OF INCORPORATION

                  Our amended and restated certificate of incorporation filed with the State of Delaware contains provisions designed to provide certain rights and protections to our stockholders prior to the consummation of a business combination, including:

                  o a requirement that all proposed business combinations be within the homeland security or defense industries or a combination thereof;

                  o a requirement that all proposed business combinations be presented to stockholders for approval regardless of whether or not Delaware law requires such a vote;

                  o a prohibition against completing a business combination if 30% or more of our stockholders exercise their redemption rights in lieu of approving a business combination;

                  o the right of stockholders voting against a business combination to redeem their shares for a pro rata portion of the trust account in lieu of participating in a proposed business combination;

                  o a requirement that in the event we do not consummate a business combination by the later of 18 months after the consummation of this offering or 24 months after the consummation of this offering in the event that either a letter of intent, an agreement in principle or a definitive agreement to complete a business combination was executed, our purpose and powers will be limited to dissolving, liquidating and winding up; provided, however, that we will reserve our rights under Section 278 of the Delaware General Corporation Law to bring or defend any action, suit or proceeding brought by or against us;

                  o a requirement that our management take all actions necessary to liquidate our trust account as part of any plan of dissolution and distribution in the event we do not consummate a business combination by the later of 18 months after the consummation of this offering or 24 months after the consummation of this offering in the event that either a letter of intent, an agreement in principle or a definitive agreement to complete a business combination was executed but was not consummated within such 18 month period;

                  o a limitation on stockholders' rights to receive a portion of the trust account so that they may only receive a portion of the trust account upon the liquidation of our trust account as part of any plan of dissolution and liquidation or upon the exercise of their redemption rights; and

                  o the bifurcation of our board of directors into two classes and the establishment of related procedures regarding the standing and election of such directors.

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United States Securities and Exchange Commission
Division of Corporate Finance
September 21, 2006
Page 3


                  Our amended and restated certificate of incorporation and the underwriting agreement that we will enter into with the underwriters in connection with this offering, prohibit the amendment or modification of any of the foregoing provisions prior to the consummation of a business combination. While these rights and protections have been established for the purchasers of units in this offering, it is nevertheless possible that the prohibition against amending or modifying these rights and protections at any time prior to the consummation of the business combination could be challenged as unenforceable under Delaware law, although, pursuant to the underwriting agreement we are prohibited from amending or modifying these rights and protections at any time prior to the consummation of the business combination. We have not sought an unqualified opinion regarding the enforceability of the prohibition on amendment or modification of such provisions because we view these provisions as fundamental and contractual terms of this offering. We believe these provisions to be obligations of our company to its stockholders and that investors will make an investment in our company relying, at least in part, on the enforceability of the rights and obligations set forth in these provisions including, without limitation, the prohibition on any amendment or modification of such provisions. As a result, the board of directors will not, and pursuant to section 3.26 of the underwriting agreement cannot, at any time prior to the consummation of a business combination, propose any amendment or modification of our certificate of incorporation relating to any of the foregoing provisions and will not support, directly or indirectly, or in any way endorse or recommend that stockholders approve an amendment or modification to such provisions."



Risk Factors

                  2. See additional disclosure on page 25 regarding management's lack of experience with blank check companies and consummation of a business combination through a blank check company.

                  3. The general risk factor regarding acquisitions has been deleted.

                  4. See revised competition risk factor on pages 31 and 32.

                  5. The risk factor regarding retaining or obtaining personnel has been deleted.

Use of Proceeds

                  6. The Staff's comment is no longer applicable as there is no longer a contingent additional one percent payment to the underwriters upon consummation of a business combination.

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United States Securities and Exchange Commission
Division of Corporate Finance
September 21, 2006
Page 4


Management's Discussion and Analysis

                  7. The biographical information for officers and directors previously set forth in the Section entitled "Proposed Business - Management and Board Expertise and Experience" has been deleted.

                  8. See amended disclosure on page 25 (Risk Factors).

                  9. The affirmative disclosure that the Company will only consider companies within the homeland security or defense industries or a combination thereof is a term of this offering that cannot be altered. See disclosure on pages 74 and 75 under the section entitled "Amendments to Our Articles of Incorporation".

                  10. The disclosure in question concerning personal liability of officers to pay debts and obligations to prospective target businesses has been deleted.

Competition for Target Business

                  11. See amended disclosure on page 55 and on page 17 (Risk Factors) regarding competition from other blank check companies.

                  12. The reference to advantages because of exit strategy and liquidity has been deleted.

                  13. The reference in Amendment No. 1 on page 35 regarding the advantage of management's experience has been deleted.

Management

                  14. We elected to provide disclosure beyond five years for Carol A. DiBattiste, Ronald R. Fogelman and General Robert T. Herres because such disclosure provides material information regarding their backgrounds in the defense industry. We are not aware of any disclosure rule requiring that if background information beyond five years is provided for certain officers and directors that it is required to be provided for others. We do not believe Mr. Wasserman's affiliation with Pudgies Chicken, Inc, as well as its bankruptcy proceeding is required to be disclosed by Item 401 because it is beyond five years.
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United States Securities and Exchange Commission
Division of Corporate Finance
September 21, 2006
Page 5


Conflicts of Interest

                  15. See amended disclosure on page 64 regarding expense reimbursements.

                  16. See additional disclosure on page 65 regarding the names of the other entities management or the special advisor owe preexisting fiduciary duties within the homeland security or defense industries.

Principal Stockholders

                  17. No longer applicable since there is no longer a commitment of Mr. Wasserman to purchase warrants in the open market.

                  18. See 17 above.

Certain Relationships and Related Party Transactions

                  19. The disclosure on page 69 has been amended to indicate that except for reimbursement of out-of-pocket expenses and the $7,500 per month overhead fee payable to ASG Management, Inc., no compensation of any kind will be paid by the Company to any of its existing officers or directors prior to or with respect to a business combination.

Financial Statements

                  20. A currently dated consent and audited financial statements have been included.



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United States Securities and Exchange Commission
Division of Corporate Finance
September 21, 2006
Page 6



Notes - Commitments and Contingencies

                  21. The disclosure has been revised to value the UPO using the five year contractual life. Appropriate disclosure of the UPO has been added to MD&A on pages 43 and 44. See added disclosure stating that the UPO will not be issued if the proposed offering is not consummated.

                  22. The UPO agreement will be filed as an exhibit with Amendment No. 3.

                  Please contact the undersigned with your comments and questions relating to this filing as soon as possible.


                                                     Sincerely,

                                                     /s/ Sam Schwartz
                                                     Sam Schwartz

SS :vc
cc:   Steven Wasserman, CEO
      Alpha Security Group Corporation
      Maxim Group LLC
      Douglas S. Ellenoff, Esq.